Revenue Broken by Region (Tables)	12 Months Ended
Dec. 31, 2016
Revenue Broken by Region [Abstract]
Schedule of revenue composition

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Asia	9,230	8,373	5,973
Latin America	5,320	34,603	6,130
Europe	1,750	495	1,236
Israel (1)	-	8,365	7,000
Africa	-	-	1,105
Other	208	315	-

	16,508	52,151	21,444

(1)	Sales in Israel in 2015 and 2014 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 16% and 33% of revenues during such periods, respectively.